Research and Development Expense (Tables)	12 Months Ended
Dec. 31, 2021
Research and Development Expense [Abstract]
Schedule of research and development expense
	December 31, 2021	December 31, 2020	December 31, 2019
Pre-clinical projects	587,019	242,617	182,346
Clinical projects	2,957,752	476,972	993,085
Product and process development	1,100,453	614,744	481,453
Employee benefits and expenses	1,897,155	1,120,814	1,373,543
Lease expenses from short-term lease	—	34,147	26,057
Patents and trademarks	465,587	246,592	168,367
Regulatory projects	354,507	110,612	80,347
Impairment intangible assets	1,529,929	—	—
Depreciation tangible assets	46,635	16,481	20,083
Total research and development expense	8,939,037	2,862,979	3,325,281